SHORT-TERM AND LONG-TERM BANK BORROWINGS - Schedule of Short-term Bank Borrowings (Details)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)
Short-Term Debt [Line Items]
Amount - Long-term	$ 12,072,623	¥ 85,945,000	$ 10,259,918	¥ 72,000,000
Industrial Bank Loan One [Member]
Short-Term Debt [Line Items]
Amount - Long-term	$ 702,346	¥ 5,000,000	$ 1,282,490	¥ 9,000,000
Interest	2.70%	2.70%	3.15%	3.15%
CZBANK Loan One [Member]
Short-Term Debt [Line Items]
Amount - Long-term	$ 1,404,692	¥ 10,000,000	$ 142,499	¥ 1,000,000
Interest	3.00%	3.00%	3.50%	3.50%
CZBANK Loan Two [Member]
Short-Term Debt [Line Items]
Amount - Long-term			$ 1,567,487	¥ 11,000,000
Interest			3.50%	3.50%
Shanghai Pudong Development Bank [Member]
Short-Term Debt [Line Items]
Amount - Long-term	$ 842,815	¥ 6,000,000	$ 1,282,490	¥ 9,000,000
Interest	3.00%	3.00%	3.90%	3.90%
Shanghai Pudong Development Bank [Member]
Short-Term Debt [Line Items]
Amount - Long-term	$ 980,475	¥ 6,980,000	$ 1,567,487	¥ 11,000,000
Interest	2.90%	2.90%	3.90%	3.90%
China Everbright Bank [Member]
Short-Term Debt [Line Items]
Amount - Long-term	$ 702,346	¥ 5,000,000	$ 1,424,989	¥ 10,000,000
Interest	2.70%	2.70%	3.05%	3.05%
Bank of China Loan One [Member]
Short-Term Debt [Line Items]
Amount - Long-term			$ 854,993	¥ 6,000,000
Interest			3.10%	3.10%
Bank of China Loan Two
Short-Term Debt [Line Items]
Amount - Long-term	$ 1,404,692	¥ 10,000,000	$ 2,137,483	¥ 15,000,000
Interest	2.80%	2.80%	3.65%	3.65%
Industrial Bank Loan Two [Member]
Short-Term Debt [Line Items]
Amount - Long-term	$ 561,877	¥ 4,000,000
Interest	2.70%	2.70%
China Minsheng Bank Loan One [Member]
Short-Term Debt [Line Items]
Amount - Long-term	$ 561,877	¥ 4,000,000
Interest	3.50%	3.50%
China Minsheng Bank Loan Three [Member]
Short-Term Debt [Line Items]
Amount - Long-term	$ 556,960	¥ 3,965,000
Interest	3.00%	3.00%
Shanghai Pudong Development Bank, Loan Three [Member]
Short-Term Debt [Line Items]
Amount - Long-term	$ 983,284	¥ 7,000,000
Interest	2.70%	2.70%
China Everbright Bank, Loan Two [Member]
Short-Term Debt [Line Items]
Amount - Long-term	$ 702,346	¥ 5,000,000
Interest	2.70%	2.70%
CITIC BANK One [Member]
Short-Term Debt [Line Items]
Amount - Long-term	$ 1,334,457	¥ 9,500,000
Interest	2.90%	2.90%
CITIC BANK Two [Member]
Short-Term Debt [Line Items]
Amount - Long-term	$ 1,334,457	¥ 9,500,000
Interest	2.90%	2.90%